Fair Value & Financial Instruments	12 Months Ended
Dec. 31, 2024
Fair Value and Financial Instruments [Abstract]
Fair Value & Financial Instruments	Note 24 - Fair Value & Financial Instruments
(Amounts in thousands, except share, per share and per unit data)
Fair Value
The fair value of an asset or liability is defined as the price that would be received to sell the asset or paid to transfer the liability in an orderly transaction in the principal market (or most advantageous market if a principal market is not available) for that asset or liability. In estimating fair value, the Group employs valuation techniques that align with the market approach, income approach, and/or cost approach, ensuring consistent application of these techniques. The inputs to these valuation techniques include assumptions that market participants would use when pricing an asset or liability.
IFRS 13, Fair Value Measurement (“IFRS 13”), establishes a fair value hierarchy for valuation inputs, prioritizing quoted prices in active markets for identical assets or liabilities as the highest level of input, and unobservable inputs as the lowest level. The fair value hierarchy is defined as follows:

Level 1:	Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
Level 2:	Inputs (other than quoted prices included in Level 1) can include the following:
(1) Observable prices in active markets for similar assets or liabilities;
(2) Prices for identical assets or liabilities in markets that are not active;
(3) Directly observable market inputs for substantially the full term of the asset or liability; and
(4) Market inputs that are not directly observable but are derived from or corroborated by observable market data.

Level 3:	Unobservable inputs which reflect the Directors’ best estimates of what market participants would use in pricing the asset or liability at the measurement date.
Financial Instruments
Working Capital
The carrying values of cash and cash equivalents, trade receivables, other current assets, accounts payable, and other current liabilities in the
Consolidated Statement of Financial Position approximate their fair value due to their short-term nature. For trade receivables, the Group applies the simplified approach permitted by IFRS 9, Financial Instruments (“IFRS 9”), which requires the recognition of expected lifetime losses from the initial recognition of the receivables. Financial liabilities are initially measured at fair value and subsequently measured at amortized cost.
For borrowings, derivative financial instruments, and leases, the following methods and assumptions were used to estimate fair value:
Borrowings
The fair values of the Group’s ABS Notes and Term Loans are considered to be Level 2 measurements within the fair value hierarchy. The carrying values of the borrowings under the Group’s Credit Facility (to the extent utilized) and Term Loan II approximate fair value because the interest rate is variable and reflective of market rates. The Group also considers the fair value of its Credit Facility to be a Level 2 measurement within the fair value hierarchy.
Leases
The Group initially measures the lease liability at the present value of the future lease payments. These lease payments are discounted using the interest rate implicit in the lease. If this rate cannot be readily determined, the Group uses its incremental borrowing rate to discount the lease payments.
Derivative Financial Instruments
The Group measures the fair value of its derivative financial instruments using a pricing model that incorporates market-based inputs. These inputs include, but are not limited to, the contractual price of the underlying position, current market prices, natural gas and liquids forward curves, discount rates such as the U.S. Treasury yields, the SOFR curve, and volatility factors.
The Group classifies its derivative financial instruments into the fair value hierarchy based on the data used to determine their fair values. The Group’s fixed price swaps (Level 2) are estimated using third-party discounted cash flow calculations, utilizing the NYMEX futures index for natural gas and oil derivatives, and OPIS for NGLs derivatives. For valuing its interest rate derivatives (Level 2), the Group employs discounted cash flow models. The net derivative values attributable to the Group’s interest rate derivative contracts as of December 31, 2024 are based on (i) the contracted notional amounts, (ii) active market-quoted SOFR yield curves, and (iii) the applicable credit-adjusted risk-free rate yield curve.
The Group’s call options, put options, collars and swaptions (Level 2) are valued using the Black-Scholes model, an industry-standard option valuation model. This model takes into account inputs such as contract terms, including maturity, and market parameters, including assumptions of NYMEX and
OPIS futures, interest rates, volatility and creditworthiness. Inputs to the Black-Scholes model, including the volatility input, are obtained from a third-
party pricing source, with independent verification of the most significant inputs on a monthly basis. A change in volatility would result in a corresponding change in fair value measurement.
The Group’s basis swaps (Level 2) are estimated using third-party calculations based on forward commodity price curves.
There were no transfers between fair value levels for the year ended December 31, 2024.
The following table includes the Group's financial instruments as of the periods presented:

	December 31, 2024	December 31, 2023
Cash and cash equivalents	$5,990	$3,753
Trade receivables, net	234,421	190,207
Other non-current assets	6,270	9,172
Other non-current liabilities(a)	(5,384)	(1,946)
Other current liabilities(b)	(298,098)	(272,101)
Derivative financial instruments at fair value	(710,347)	(557,460)
Leases	(44,600)	(31,122)
Borrowings	(1,718,974)	(1,249,590)
Total	$(2,530,722)	$(1,909,087)
(a)Excludes $278 for the long-term portion of the value associated with the upfront promote received from Oaktree for the year ended December 31, 2023.
(b)Includes accrued expenses, net revenue clearing, and revenue to be distributed. Excludes asset retirement obligations.